Offsetting Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Offsetting Financial Assets and Financial Liabilities [Abstract]
Offsetting [text block table]

Assets

	Dec 31, 2019
			Net amounts of financial assets presented on the balance sheet	Amounts not set off on the balance sheet
in € m.	Gross amounts of financial assets	Gross amounts set off on the balance sheet		Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral¹	Net amount
Central bank funds sold and securities purchased under resale agreements (enforceable)	14,174	(2,985)	11,189	0	0	(11,186)	3
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	2,612	0	2,612	0	0	(2,464)	148
Securities borrowed (enforceable)	424	0	424	0	0	(299)	124
Securities borrowed (non-enforceable)	4	0	4	0	0	(4)	0
Financial assets at fair value through profit or loss (enforceable)	476,371	(96,171)	380,200	(263,180)	(41,115)	(65,075)	10,830
Of which: Positive market values from derivative financial instruments (enforceable)	337,117	(17,479)	319,638	(262,326)	(41,115)	(5,535)	10,661
Financial assets at fair value through profit or loss (non-enforceable)	150,513	0	150,513	0	(1,119)	(12,424)	136,971
Of which: Positive market values from derivative financial instruments (non-enforceable)	13,293	0	13,293	0	(1,062)	(896)	11,335
Total financial assets at fair value through profit or loss	626,884	(96,171)	530,713	(263,180)	(42,234)	(77,498)	147,801
Loans at amortized cost	429,841	0	429,841	0	(11,819)	(55,458)	362,563
Other assets	116,259	(5,900)	110,359	(37,267)	(570)	(138)	72,384
Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable)	3,004	(224)	2,780	(2,149)	(443)	(94)	94
Remaining assets subject to netting	1,415	0	1,415	0	0	(1,361)	54
Remaining assets not subject to netting	211,117	0	211,117	0	(745)	(1,276)	209,096
Total assets	1,402,730	(105,056)	1,297,674	(300,447)	(55,368)	(149,685)	792,174

[1]Excludes real estate and other non-financial instrument collateral.

Liabilities

	Dec 31, 2019
			Net amounts of financial liabilities presented on the balance sheet	Amounts not set off on the balance sheet
in € m.	Gross amounts of financial liabilities	Gross amounts set off on the balance sheet		Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral	Net amount
Deposits	572,208	0	572,208	0	0	0	572,208
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	5,452	(2,985)	2,467	0	0	(2,467)	0
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	648	0	648	0	0	(400)	248
Securities loaned (enforceable)	191	0	191	0	0	(191)	0
Securities loaned (non-enforceable)	68	0	68	0	0	(61)	7
Financial liabilities at fair value through profit or loss (enforceable)	476,677	(96,316)	380,361	(264,392)	(29,755)	(42,121)	44,093
Of which: Negative market values from derivative financial instruments (enforceable)	324,374	(18,125)	306,249	(263,358)	(29,755)	(6,108)	7,028
Financial liabilities at fair value through profit or loss (non-enforceable)	24,087	0	24,087	0	(1,535)	(7,982)	14,570
Of which: Negative market values from derivative financial instruments (non-enforceable)	10,257	0	10,257	0	(1,286)	(401)	8,571
Total financial liabilities at fair value through profit or loss	500,764	(96,316)	404,448	(264,392)	(31,290)	(50,103)	58,663
Other liabilities	113,719	(5,754)	107,964	(45,985)	(418)	(15)	61,546
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	2,539	(1,109)	1,431	(1,118)	(269)	(15)	28
Remaining liabilities not subject to netting	147,521	0	147,521	0	0	(4)	147,517
Total liabilities	1,340,571	(105,056)	1,235,515	(310,376)	(31,708)	(53,240)	840,190

Other assets include € 1.8 billion positive market values for derivative financial instruments which have been reclassified into asset held for sale, associated with the Prime Finance platform being transferred to BNP Paribas, along with the corresponding impact of master netting agreements and collateralization. Due to the same reason, other liabilities include € 2.5 billion negative market values for derivative financial instruments which have been reclassified into liabilities held for sale, along with the corresponding impact of master netting agreements and collateralization. For further information please refer to Note 24 "Non-Current Assets and Disposal Groups Held for Sale" to the consolidated financial statements.

Effective December 30, 2019, the Group elected to convert its interest rate swaps (IRS) transacted with the Japan Securities Clearing Corporation (JSCC) from the previous collateral model to a settlement model. The IRS are now legally settled on a daily basis resulting in derecognition of the associated assets and liabilities. Previously, the Group applied the principles of IAS 32 offsetting to present net the positive (negative) carrying amounts of the IRS and associated variation margin payables (receivables). As a result, gross amounts of financial assets and financial liabilities and corresponding gross amounts set off on the balance sheet decreased by € 5.0 billion and € 3.9 billion as of December 31, 2019, respectively, with no change to the net amounts of financial assets and financial liabilities presented on the balance sheet.

Assets

	Dec 31, 2018
			Net amounts of financial assets presented on the balance sheet	Amounts not set off on the balance sheet
in € m.	Gross amounts of financial assets	Gross amounts set off on the balance sheet		Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral¹	Net amount
Central bank funds sold and securities purchased under resale agreements (enforceable)	8,194	(2,629)	5,565	0	0	(5,565)	0
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	2,656	0	2,656	0	0	(2,169)	488
Securities borrowed (enforceable)	3,157	0	3,157	0	0	(3,055)	102
Securities borrowed (non-enforceable)	239	0	239	0	0	(239)	0
Financial assets at fair value through profit or loss (enforceable)	435,306	(73,286)	362,020	(250,476)	(39,006)	(63,733)	8,805
Of which: Positive market values from derivative financial instruments (enforceable)	324,348	(19,269)	305,080	(250,231)	(38,731)	(6,682)	9,436
Financial assets at fair value through profit or loss (non-enforceable)	211,323	0	211,323	0	(1,858)	(12,013)	197,452
Of which: Positive market values from derivative financial instruments (non-enforceable)	14,978	0	14,978	0	(1,858)	(1,277)	11,843
Total financial assets at fair value through profit or loss	646,629	(73,286)	573,344	(250,476)	(40,864)	(75,746)	206,257
Loans at amortized cost	400,297	0	400,297	0	(13,505)	(39,048)	347,743
Other assets	107,633	(14,189)	93,444	(29,073)	(522)	(92)	63,757
Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable)	3,451	(423)	3,028	(2,347)	(520)	(92)	69
Remaining assets subject to netting	1,097	0	1,097	0	0	(621)	475
Remaining assets not subject to netting	268,338	0	268,338	0	(227)	(1,540)	266,571
Total assets	1,438,241	(90,104)	1,348,137	(279,550)	(55,118)	(128,075)	885,394

[1]Excludes real estate and other non-financial instrument collateral.

Liabilities

	Dec 31, 2018
			Net amounts of financial liabilities presented on the balance sheet	Amounts not set off on the balance sheet
in € m.	Gross amounts of financial liabilities	Gross amounts set off on the balance sheet		Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral	Net amount
Deposits	564,405	0	564,405	0	0	0	564,405
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	7,145	(3,677)	3,468	0	0	(3,468)	0
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	1,399	0	1,399	0	0	(1,140)	259
Securities loaned (enforceable)	3,164	0	3,164	0	0	(3,164)	0
Securities loaned (non-enforceable)	195	0	195	0	0	(164)	31
Financial liabilities at fair value through profit or loss (enforceable)	399,625	(71,469)	328,156	(251,495)	(25,232)	(40,935)	10,493
Of which: Negative market values from derivative financial instruments (enforceable)	309,401	(18,978)	290,423	(250,908)	(25,232)	(4,805)	9,478
Financial liabilities at fair value through profit or loss (non-enforceable)	87,524	0	87,524	0	(2,301)	(11,268)	73,955
Of which: Negative market values from derivative financial instruments (non-enforceable)	11,064	0	11,064	0	(1,494)	(573)	8,996
Total financial liabilities at fair value through profit or loss	487,149	(71,469)	415,680	(251,495)	(27,533)	(52,204)	84,448
Other liabilities	132,470	(14,957)	117,513	(42,260)	(73)	(158)	75,022
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	2,537	(615)	1,922	(1,670)	(71)	(158)	23
Remaining liabilities not subject to netting	173,577	0	173,577	0	0	0	173,577
Total liabilities	1,369,503	(90,104)	1,279,400	(293,755)	(27,606)	(60,297)	897,742